INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Current tax expenses	$ 156,894	$ 29,436	$ 4,941
Deferred tax (benefit) expenses	13,207	(1,254)	4,682
Total	$ 170,101	$ 28,182	$ 9,623